Borrowings - Lease liabilities rollforward (Details) € in Thousands	9 Months Ended
Sep. 30, 2020 EUR (€)
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	€ 3,056
New Leases, current	2,453
Cash flows, current	(4,031)
Reclassifications, current	1,256
Effect of translation, current	(161)
Current lease liabilities at end of period	2,573
Non-current lease liabilities at beginning of period	6,127
New leases, non-current	2,584
Reclassifications, non-current	(1,256)
Effect of translation, non-current	(669)
Non-current lease liabilities at end of period	6,786
Lease liabilities, beginning of period	9,183
New leases, total	5,037
Cash flows, total	(4,031)
Effect of translation, total	(830)
Lease liabilities, end of period	9,359
Interest expense on lease liabilities	€ 1,026